Investment Strategy - ERShares Private-Public Crossover ETF	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in companies that meet the highest conviction threshold (top quartile) of the Advisor’s proprietary Entrepreneur Factor (“EF”) model. The Fund selects most of its investments from companies included in the proprietary ERShares 30 Total Return Index, an index applying the EF model created and maintained by EntrepreneurShares, LLC (“ERShares”), an affiliate of the Advisor. The Advisor believes that companies that meet the EF model are led by dynamic leaders who engage innovation and implement solutions that create value for shareholders and other stakeholders. The companies that are relevant to this theme tend to rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to various categories (cited below). The EF model incorporates a bottom-up investment orientation, that includes investment criteria such as management attributes, sector, growth, value, leverage, market capitalization (size), momentum, and geographic orientation. With the aid of thematic research, the Advisor also incorporates a macro-economic, top-down approach that integrates changing investment flows, innovation entry points, sector growth and other proprietary characteristics into a dynamic, global perspective model. The portfolio demonstrates strong ESG (Environmental, Social and Governance) characteristics because the EF model actively integrates ESG considerations. The EF model focuses on sectors that have low environmental impact as measured by carbon footprint. Moreover, governance traits are central to the management attributes, as measured, for example, by executive turnover of the EF model as well as growth considerations that provide strong social contributions to communities, as measured by job creation.

The Fund invests primarily in equity securities of mid and large capitalization (above $2.5 billion at the time of purchase) companies traded on the NASDAQ, the New York Stock Exchange or other major U.S. exchanges and may also invest in privately offered securities to gain exposure to certain private entrepreneurial companies. Equity securities include common stocks, preferred stocks, convertible preferred stocks, American Depositary Receipts (“ADRs”) (sponsored only) and Global Depositary Receipts (“GDRs”) (sponsored only). ADRs are U.S. dollar-denominated receipts, generally issued by domestic banks and traded on a U.S. exchange or over-the-counter, that represent an investment in a non-U.S. company. GDRs may be offered privately in the U.S. and also trade in public or private markets in other countries. The Fund may invest in companies tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies may be less sophisticated than developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio is composed of both growth and value stocks.

Companies that meet the EF criteria are typically found in the following categories:

●	Artificial Intelligence and Robotics

●	Cloud Computing

●	Genetic Engineering and Biotech

●	Digital Economy

●	E-Commerce

●	FinTech

●	Intelligent Manufacturing

●	Interactive Entertainment

●	MedTech and Diagnostics

●	Nanotechnology

●	NextGen Transportation

●	Renewable Energy

●	Space Exploration

●	Sustainable Food Products

●	3D Printing

●	5G & NextGen Communication

In the process of evaluating over 55,000 global public companies for entrepreneurial characteristics through the EF model, the Advisor seeks to exploit techniques to develop a more sophisticated assessment of targeted investments.

The EF model seeks to identify companies that may experience unique cost efficiencies or an expansion of demand through disruptive innovation or adjustments in their respective industries. The Advisor seeks to exploit these demand expansions/cost utilizations by applying its investment methodology across multiple industry sectors though typically focusing on the Information Technology, HealthCare, Communication Services and Consumer Discretionary sectors. The Advisor generally will sell a portfolio security when it believes the security will no longer increase in value at the same rate as it has in the past, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better price performance potential. When the Advisor believes market conditions are unfavorable, it may use options and short selling to hedge a portion or all of the portfolio’s market risk. The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular company than a diversified fund.

The Fund may invest in derivative instruments (such as futures, options and swaps or hybrid instruments) to implement its investment strategies. When the Advisor believes market conditions are unfavorable, it may also use options and short selling to hedge a portion or all of the portfolio’s market risk.

The Fund may engage in securities lending. The Fund may engage in frequent trading of the portfolio, resulting in a high portfolio turnover rate.